Quarterly Holdings Report
for
Fidelity® SAI International Value Index Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IIV-NPRT3-0924
1.9885500.106
Common Stocks - 99.4%
	Shares	Value ($)
Australia - 3.9%
BlueScope Steel Ltd.	740,622	10,732,747
Fortescue Ltd.	2,835,184	34,986,274
IGO Ltd.	1,130,461	4,102,921
Pilbara Minerals Ltd. (a)	4,736,578	9,075,632
Qantas Airways Ltd. (b)	1,331,437	5,624,678
Rio Tinto Ltd.	621,549	47,751,152
Rio Tinto PLC	1,871,544	121,711,974
Whitehaven Coal Ltd.	1,400,947	7,072,673
TOTAL AUSTRALIA		241,058,051
Austria - 1.0%
Erste Group Bank AG	584,881	30,434,037
OMV AG	235,695	9,871,631
Raiffeisen International Bank-Holding AG	225,762	4,400,400
Verbund AG (a)	139,664	11,185,201
Voestalpine AG	176,341	4,515,394
TOTAL AUSTRIA		60,406,663
Belgium - 1.1%
Anheuser-Busch InBev SA NV	1,049,163	62,293,200
Solvay SA Class A	122,278	4,304,742
TOTAL BELGIUM		66,597,942
Brazil - 0.1%
Yara International ASA	273,007	7,781,898
China - 0.6%
BOC Hong Kong (Holdings) Ltd.	6,019,500	17,527,999
ENN Energy Holdings Ltd.	1,268,900	8,916,415
Wilmar International Ltd.	5,041,000	11,992,504
TOTAL CHINA		38,436,918
Denmark - 0.9%
A.P. Moller - Maersk A/S Series B	12,147	20,095,257
ISS A/S	259,762	4,750,412
Novo Nordisk A/S Series B	210,362	27,871,471
TOTAL DENMARK		52,717,140
Finland - 0.8%
Fortum Corp.	736,224	11,306,286
Nokia Corp.	8,835,523	34,722,766
TOTAL FINLAND		46,029,052
France - 10.8%
Arkema SA	105,498	9,545,048
BNP Paribas SA	1,666,107	114,151,253
Bouygues SA	323,598	11,185,833
Capgemini SA	155,930	30,955,767
Carrefour SA	868,701	12,958,624
Compagnie de St.-Gobain	847,824	72,731,227
Compagnie Generale des Etablissements Michelin SCA Series B	1,196,954	47,386,065
Credit Agricole SA	1,874,278	28,443,048
Eiffage SA	126,319	12,590,875
Elis SA	344,570	7,972,835
Engie SA	2,935,660	46,149,064
Ipsen SA	64,550	7,265,361
Orange SA	3,072,968	34,101,563
Renault SA	316,836	15,375,446
Rexel SA	382,510	9,736,608
Rubis SCA	162,383	5,089,402
SCOR SE	259,036	5,553,569
Societe Generale Series A	1,156,181	29,987,848
Sopra Steria Group	24,414	4,534,024
Teleperformance	106,217	13,702,439
TotalEnergies SE	680,810	45,931,762
VINCI SA	848,151	96,789,277
TOTAL FRANCE		662,136,938
Germany - 12.8%
Bayer AG	1,645,005	48,940,050
Bayerische Motoren Werke AG (BMW)	577,582	53,570,249
Brenntag SE	241,727	17,219,107
Commerzbank AG	1,666,182	27,210,672
Continental AG	180,836	11,085,945
Daimler Truck Holding AG	868,056	33,576,072
Deutsche Bank AG	3,339,744	52,178,026
Deutsche Lufthansa AG (a)	997,763	6,252,768
Deutsche Telekom AG	5,738,664	150,109,066
DHL Group	1,576,704	70,329,734
Fresenius Medical Care AG & Co. KGaA	334,082	12,891,510
Fresenius SE & Co. KGaA (b)	688,496	24,730,692
HeidelbergCement AG	216,422	22,597,807
Infineon Technologies AG	2,186,514	75,955,487
KION Group AG	116,409	4,613,521
Mercedes-Benz Group AG (Germany)	1,343,416	88,805,819
Merck KGaA	216,399	38,829,998
RWE AG	1,133,374	42,305,228
TUI AG (a)(b)	755,888	4,882,181
TOTAL GERMANY		786,083,932
Hong Kong - 1.1%
CK Asset Holdings Ltd.	3,116,000	11,925,021
Henderson Land Development Co. Ltd.	2,188,930	6,148,319
Jardine Matheson Holdings Ltd.	345,533	12,162,762
Sun Hung Kai Properties Ltd.	2,523,500	21,849,784
Swire Pacific Ltd. (A Shares)	891,900	7,688,547
Wharf Real Estate Investment Co. Ltd.	2,593,000	6,378,909
TOTAL HONG KONG		66,153,342
Ireland - 0.5%
AIB Group PLC	2,315,637	13,282,320
Bank of Ireland Group PLC	1,631,405	18,494,535
TOTAL IRELAND		31,776,855
Israel - 0.9%
Bank Hapoalim BM (Reg.)	2,104,486	19,339,182
Bank Leumi le-Israel BM	2,549,575	22,013,048
Icl Group Ltd.	1,209,134	5,075,906
Israel Discount Bank Ltd. (Class A)	2,071,021	10,589,577
TOTAL ISRAEL		57,017,713
Italy - 3.5%
BPER Banca	1,777,771	10,393,408
Buzzi SpA	157,989	6,199,865
Eni SpA	3,905,090	62,480,663
Hera SpA	1,347,467	4,929,041
Ryanair Holdings PLC sponsored ADR	150,335	15,228,936
UniCredit SpA	2,815,893	115,661,972
TOTAL ITALY		214,893,885
Japan - 27.2%
Aisin Seiki Co. Ltd.	305,900	10,516,238
Alfresa Holdings Corp.	339,700	5,360,641
Ana Holdings, Inc.	265,700	5,082,239
Asahi Group Holdings	848,900	31,250,728
Asahi Kasei Corp.	2,333,700	16,828,927
Bridgestone Corp.	979,900	39,954,094
Brother Industries Ltd.	431,500	8,966,720
Canon, Inc.	1,697,200	53,125,247
Central Japan Railway Co.	1,724,800	40,665,521
Chubu Electric Power Co., Inc.	1,269,600	16,007,776
Electric Power Development Co. Ltd.	291,400	4,822,139
FUJIFILM Holdings Corp.	1,654,700	39,342,038
Honda Motor Co. Ltd.	8,133,100	86,898,731
INPEX Corp.	1,560,400	24,094,910
Isuzu Motors Ltd.	1,005,700	13,604,231
Japan Post Holdings Co. Ltd.	3,113,800	32,976,598
JFE Holdings, Inc.	1,017,400	14,903,249
Kansai Electric Power Co., Inc.	1,383,200	23,674,569
KDDI Corp.	2,506,100	75,408,586
Kobe Steel Ltd.	663,700	8,284,527
Kyocera Corp.	2,326,600	29,303,451
Kyushu Electric Power Co., Inc.	794,000	8,374,353
Marubeni Corp.	2,806,600	52,819,593
Mazda Motor Corp.	1,004,900	8,667,681
Medipal Holdings Corp.	344,800	6,276,624
Mitsubishi Chemical Group Corp.	2,396,000	14,151,365
Mitsubishi Corp.	5,173,900	106,851,660
Mitsui & Co. Ltd.	5,068,700	117,613,546
Mitsui OSK Lines Ltd.	606,900	19,277,068
Mizuho Financial Group, Inc.	3,345,800	76,485,471
NEC Corp.	448,700	38,837,084
NGK Insulators Ltd.	438,700	5,929,038
Nippon Express Holdings, Inc.	139,600	6,907,533
Nippon Steel Corp.	1,591,600	34,557,456
Nippon Yusen KK	771,900	24,873,633
Nissan Motor Co. Ltd.	3,665,720	11,635,460
Niterra Co. Ltd.	287,100	8,662,541
Oji Holdings Corp.	1,698,100	7,232,137
Ono Pharmaceutical Co. Ltd.	785,200	11,583,533
Osaka Gas Co. Ltd.	686,300	15,533,821
Otsuka Holdings Co. Ltd.	716,100	36,498,404
Panasonic Holdings Corp.	4,109,400	33,660,860
Renesas Electronics Corp.	2,286,300	39,378,940
Ricoh Co. Ltd.	1,020,500	9,500,154
Seiko Epson Corp.	548,000	9,486,111
Shionogi & Co. Ltd.	451,900	19,878,667
Sojitz Corp.	350,300	8,285,673
Subaru Corp.	1,009,800	19,414,919
Sumitomo Corp.	2,047,800	50,882,794
Sumitomo Electric Industries Ltd.	1,329,300	20,108,424
Sumitomo Forestry Co. Ltd.	327,800	14,059,043
Sumitomo Metal Mining Co. Ltd.	457,700	13,957,149
Suzuki Motor Corp.	3,289,300	37,801,241
Takeda Pharmaceutical Co. Ltd.	2,649,800	74,391,249
Tohoku Electric Power Co., Inc.	842,100	7,164,357
Tokyo Electric Power Co., Inc. (b)	1,345,400	6,738,787
Tokyo Gas Co. Ltd.	623,600	13,662,843
Toray Industries, Inc.	2,731,800	14,202,783
Tosoh Corp.	544,200	7,402,931
Toyota Industries Corp.	316,400	27,097,974
Toyota Tsusho Corp.	1,191,500	23,821,684
Yamaha Motor Co. Ltd.	1,759,100	16,380,712
Yokohama Rubber Co. Ltd.	224,300	5,098,192
TOTAL JAPAN		1,666,214,648
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	771,008	17,472,826
Eurofins Scientific SA	216,417	12,844,477
TOTAL LUXEMBOURG		30,317,303
Netherlands - 2.9%
ABN AMRO Bank NV GDR (Bearer) (c)	709,219	12,369,105
ASML Holding NV (Netherlands)	21,082	19,405,003
EXOR NV	159,097	16,288,486
Koninklijke Ahold Delhaize NV	1,581,166	50,937,587
Koninklijke Philips Electronics NV	1,522,732	42,773,066
NN Group NV	477,202	23,932,380
Randstad NV	202,866	9,871,046
TOTAL NETHERLANDS		175,576,673
Norway - 0.9%
Equinor ASA	1,629,994	43,162,560
Norsk Hydro ASA	2,256,061	12,514,046
TOTAL NORWAY		55,676,606
Singapore - 4.4%
DBS Group Holdings Ltd.	3,206,248	87,765,852
Oversea-Chinese Banking Corp. Ltd.	6,501,986	72,233,480
Singapore Airlines Ltd. (a)	2,237,800	11,668,636
STMicroelectronics NV (Italy) (a)	1,098,480	36,378,198
United Overseas Bank Ltd.	2,569,100	62,175,795
TOTAL SINGAPORE		270,221,961
Spain - 3.9%
ACS Actividades de Construccion y Servicios SA	327,465	14,622,503
Banco de Sabadell SA	9,069,486	19,159,761
Banco Santander SA (Spain)	26,496,418	127,822,715
Grifols SA (b)	492,320	4,954,098
Repsol SA	2,038,509	29,075,111
Telefonica SA (a)	9,493,246	42,997,190
TOTAL SPAIN		238,631,378
Sweden - 0.1%
SSAB AB (B Shares) (a)	1,444,336	7,309,884
Switzerland - 0.4%
Avolta AG	183,945	6,940,509
Swatch Group AG (Bearer) (a)	66,864	13,770,972
TOTAL SWITZERLAND		20,711,481
United Kingdom - 11.7%
3i Group PLC	1,261,443	50,748,774
Barclays PLC	23,821,161	71,232,573
Barratt Developments PLC	1,632,078	11,048,689
British American Tobacco PLC (United Kingdom)	3,590,287	127,387,090
BT Group PLC	9,513,499	17,226,066
Centrica PLC	9,353,504	15,938,338
CK Hutchison Holdings Ltd.	4,489,500	23,453,645
Drax Group PLC	657,802	5,483,958
easyJet PLC	1,076,094	6,233,477
HSBC Holdings PLC (United Kingdom)	5,191,874	47,215,434
Imperial Brands PLC	1,466,404	40,416,804
Inchcape PLC	691,517	7,494,099
International Consolidated Airlines Group SA CDI	4,154,035	8,854,084
J Sainsbury PLC	2,985,322	10,569,248
Kingfisher PLC	3,124,828	11,109,175
Lloyds Banking Group PLC	87,442,794	66,801,936
Marks & Spencer Group PLC	3,422,773	14,445,679
NatWest Group PLC	9,049,272	42,934,165
Standard Chartered PLC (United Kingdom)	3,581,898	35,383,007
Tesco PLC	11,785,582	50,259,296
Vodafone Group PLC	38,120,838	35,671,581
WPP PLC	1,794,376	17,308,701
TOTAL UNITED KINGDOM		717,215,819
United States of America - 9.4%
BP PLC	21,079,541	124,603,535
GSK PLC	6,861,388	133,239,826
Holcim AG	789,465	73,775,825
Sanofi SA	1,604,679	165,430,422
Signify NV (c)	214,828	5,324,195
Stellantis NV (Italy)	3,709,681	61,844,014
Tenaris SA	771,125	12,235,313
TOTAL UNITED STATES OF AMERICA		576,453,130
TOTAL COMMON STOCKS (Cost $5,359,975,882)		6,089,419,212

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $2,132,459)	2,139,000	2,132,418

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	12,663,052	12,665,585
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	52,466,557	52,471,803
TOTAL MONEY MARKET FUNDS (Cost $65,137,388)		65,137,388

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $5,427,245,729)	6,156,689,018
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(28,744,904)
NET ASSETS - 100.0%	6,127,944,114

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	323	Sep 2024	38,593,655	919,630	919,630

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,693,300 or 0.3% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,247,150.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,868,220	1,169,141,721	1,161,344,378	1,467,235	22	-	12,665,585	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	27,003,300	323,406,958	297,938,455	350,876	-	-	52,471,803	0.2%
Total	31,871,520	1,492,548,679	1,459,282,833	1,818,111	22	-	65,137,388

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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